Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [member]
Disclosure of income taxes [Line Items]
Income tax rate	16.50%	16.50%	16.50%
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%
China Eastern Airlines E-Commerce Co., Ltd. [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%	15.00%